SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Structured payment arrangement - Guaranteed customer loans (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Annual interest rate	4.35%
Outstanding guaranteed customer loans at the beginning of the year	¥ 33,435	¥ 54,999
Guaranteed during the year	33,663	473,597
Repaid by customers during the year	(67,037)	(495,161)
Outstanding guaranteed customer loans at the end of the year	¥ 61	¥ 33,435
Guaranteed customer loans
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Annual interest rate			5.50%
Borrowing period			45 days
Security deposit			¥ 10,000